Note 26 - Discontinued Operations (Details) - Revenues and Net Loss from Discontinued Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues and Net Loss from Discontinued Operations [Abstract]
Operating Revenues			$ 14,187
Net income / (loss)	$ 2,934	$ (11,422)	$ (1,800)